Loans - Credit Quality Information of Loans Based on MHFG Group's Internal Rating System (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2024	Mar. 31, 2023
Normal obligors | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[1]	¥ 350	¥ 711
2022	[1]	391	570
2021	[1]	431	476
2020	[1]	342	468
2019	[1]	360	478
Prior to 2019	[1]	5,224	4,723
Revolving loan	[1],[2]	0	0
Total	[1]	7,098	7,426
Normal obligors | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[1]	211	184
2022	[1]	71	87
2021	[1]	54	226
2020	[1]	100	80
2019	[1]	48	64
Prior to 2019	[1]	337	297
Revolving loan	[1],[2]	470	484
Total	[1]	1,291	1,422
Watch obligors | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[1]	0	1
2022	[1]	0	2
2021	[1]	0	1
2020	[1]	0	2
2019	[1]	0	1
Prior to 2019	[1]	36	35
Revolving loan	[1],[2]	0	0
Total	[1]	37	42
Watch obligors | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[1]	23	22
2022	[1]	6	6
2021	[1]	5	21
2020	[1]	10	5
2019	[1]	3	4
Prior to 2019	[1]	7	5
Revolving loan	[1],[2]	8	8
Total	[1]	62	71
Non Accrual Loans | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[1]	0	8
2022	[1]	0	2
2021	[1]	0	2
2020	[1]	0	1
2019	[1]	1	1
Prior to 2019	[1]	33	25
Revolving loan	[1],[2]	0	0
Total	[1]	35	39
Non Accrual Loans | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[1]	5	9
2022	[1]	2	4
2021	[1]	3	6
2020	[1]	6	2
2019	[1]	2	4
Prior to 2019	[1]	22	20
Revolving loan	[1],[2]	9	10
Total	[1]	49	55
Financing Receivables Not Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[3]	33,665	32,710
2022	[3]	13,575	11,611
2021	[3]	8,525	9,195
2020	[3]	6,374	7,416
2019	[3]	5,075	5,355
Prior to 2019	[3]	12,997	11,438
Revolving loan	[2],[3]	18,233	16,451
Total	[3]	98,445	94,176
Financing Receivables Not Impaired | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[1]	17,261	15,428
2022	[1]	6,882	7,142
2021	[1]	5,585	6,667
2020	[1]	5,155	5,242
2019	[1]	3,911	4,252
Prior to 2019	[1]	11,883	10,035
Revolving loan	[1],[2]	9,932	9,164
Total	[1]	60,608	57,930
Financing Receivables Not Impaired | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[3]	16,403	17,282
2022	[3]	6,694	4,469
2021	[3]	2,941	2,528
2020	[3]	1,219	2,174
2019	[3]	1,164	1,103
Prior to 2019	[3]	1,114	1,403
Revolving loan	[2],[3]	8,302	7,287
Total	[3]	37,837	36,246
Financing Receivables Not Impaired | Normal obligors | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[1]	1,858	1,217
2022	[1]	47	54
2021	[1]	48	90
2020	[1]	92	91
2019	[1]	66	75
Prior to 2019	[1]	321	328
Revolving loan	[1],[2]	3	1
Total	[1]	2,436	1,856
Financing Receivables Not Impaired | Normal obligors | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[1]	120	107
2022	[1]	103	17
2021	[1]	262	23
2020	[1]	2	134
2019	[1]	107	155
Prior to 2019	[1]	110	114
Revolving loan	[1],[2]	527	95
Total	[1]	1,231	645
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Large Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023		13,870	12,277
2022		5,879	5,993
2021		4,505	5,384
2020		4,328	3,994
2019		2,832	3,065
Prior to 2019		4,979	3,670
Revolving loan	[2]	7,847	7,517
Total		44,241	41,900
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Small And Medium Sized Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023		430	551
2022		251	301
2021		195	285
2020		150	248
2019		151	221
Prior to 2019		533	571
Revolving loan	[2]	494	531
Total		2,204	2,708
Financing Receivables Not Impaired | Normal obligors | Foreign | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[3]	319	160
2022	[3]	215	188
2021	[3]	117	7
2020	[3]	2	32
2019	[3]	4	5
Prior to 2019	[3]	0	2
Revolving loan	[2],[3]	29	83
Total	[3]	686	477
Financing Receivables Not Impaired | Normal obligors | Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[3]	1,674	1,536
2022	[3]	874	265
2021	[3]	193	169
2020	[3]	21	91
2019	[3]	2	19
Prior to 2019	[3]	7	4
Revolving loan	[2],[3]	448	404
Total	[3]	3,219	2,488
Financing Receivables Not Impaired | Normal obligors | Foreign | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[3]	14,106	15,317
2022	[3]	5,488	3,891
2021	[3]	2,589	2,142
2020	[3]	1,028	1,954
2019	[3]	1,128	1,024
Prior to 2019	[3]	1,028	1,312
Revolving loan	[2],[3]	7,706	6,731
Total	[3]	33,073	32,371
Financing Receivables Not Impaired | Normal obligors | Foreign | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[3]	2	2
2022	[3]	1	1
2021	[3]	1	1
2020	[3]	1	1
2019	[3]	1	1
Prior to 2019	[3]	3	3
Revolving loan	[2],[3]	0	0
Total	[3]	10	9
Financing Receivables Not Impaired | Watch obligors | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[1]	8	8
2022	[1]	2	2
2021	[1]	1	0
2020	[1]	0	0
2019	[1]	0	0
Prior to 2019	[1]	0	0
Revolving loan	[1],[2]	0	0
Total	[1]	12	10
Financing Receivables Not Impaired | Watch obligors | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[1]	0	0
2022	[1]	0	0
2021	[1]	0	0
2020	[1]	0	0
2019	[1]	0	0
Prior to 2019	[1]	0	0
Revolving loan	[1],[2]	0	0
Total	[1]	0	0
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Large Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023		186	109
2022		42	46
2021		37	50
2020		43	58
2019		184	59
Prior to 2019		49	33
Revolving loan	[2]	172	130
Total		713	485
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Small And Medium Sized Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023		35	45
2022		15	16
2021		10	26
2020		12	16
2019		15	18
Prior to 2019		30	28
Revolving loan	[2]	19	20
Total		135	169
Financing Receivables Not Impaired | Watch obligors | Foreign | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[3]	0	0
2022	[3]	0	0
2021	[3]	0	0
2020	[3]	0	0
2019	[3]	0	0
Prior to 2019	[3]	0	0
Revolving loan	[2],[3]	0	0
Total	[3]	0	0
Financing Receivables Not Impaired | Watch obligors | Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[3]	0	8
2022	[3]	6	4
2021	[3]	4	4
2020	[3]	0	5
2019	[3]	6	0
Prior to 2019	[3]	0	0
Revolving loan	[2],[3]	0	0
Total	[3]	16	21
Financing Receivables Not Impaired | Watch obligors | Foreign | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[3]	243	228
2022	[3]	83	101
2021	[3]	35	192
2020	[3]	161	72
2019	[3]	22	43
Prior to 2019	[3]	57	50
Revolving loan	[2],[3]	105	58
Total	[3]	705	744
Financing Receivables Not Impaired | Watch obligors | Foreign | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[3]	0	0
2022	[3]	0	0
2021	[3]	0	0
2020	[3]	0	0
2019	[3]	0	0
Prior to 2019	[3]	0	0
Revolving loan	[2],[3]	0	0
Total	[3]	0	0
Financing Receivables Not Impaired | Non Accrual Loans | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[1]	0	0
2022	[1]	0	0
2021	[1]	0	0
2020	[1]	0	0
2019	[1]	0	0
Prior to 2019	[1]	0	0
Revolving loan	[1],[2]	0	0
Total	[1]	0	0
Financing Receivables Not Impaired | Non Accrual Loans | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[1]	0	0
2022	[1]	0	0
2021	[1]	0	0
2020	[1]	0	0
2019	[1]	0	0
Prior to 2019	[1]	0	0
Revolving loan	[1],[2]	0	0
Total	[1]	0	0
Financing Receivables Not Impaired | Non Accrual Loans | Domestic | Corporate | Large Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023		157	153
2022		65	35
2021		26	61
2020		61	134
2019		134	99
Prior to 2019		167	159
Revolving loan	[2]	356	339
Total		967	980
Financing Receivables Not Impaired | Non Accrual Loans | Domestic | Corporate | Small And Medium Sized Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023		8	26
2022		7	7
2021		7	16
2020		8	9
2019		8	8
Prior to 2019		33	27
Revolving loan	[2]	26	29
Total		97	122
Financing Receivables Not Impaired | Non Accrual Loans | Foreign | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[3]	0	0
2022	[3]	0	0
2021	[3]	0	0
2020	[3]	0	1
2019	[3]	0	0
Prior to 2019	[3]	0	0
Revolving loan	[2],[3]	0	0
Total	[3]	0	1
Financing Receivables Not Impaired | Non Accrual Loans | Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[3]	0	0
2022	[3]	0	0
2021	[3]	0	0
2020	[3]	0	0
2019	[3]	0	0
Prior to 2019	[3]	0	0
Revolving loan	[2],[3]	0	0
Total	[3]	0	0
Financing Receivables Not Impaired | Non Accrual Loans | Foreign | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[3]	60	31
2022	[3]	27	19
2021	[3]	2	13
2020	[3]	5	18
2019	[3]	2	11
Prior to 2019	[3]	19	32
Revolving loan	[2],[3]	13	11
Total	[3]	127	135
Financing Receivables Not Impaired | Non Accrual Loans | Foreign | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023	[3]	0	0
2022	[3]	0	0
2021	[3]	0	0
2020	[3]	0	0
2019	[3]	0	0
Prior to 2019	[3]	0	0
Revolving loan	[2],[3]	0	0
Total	[3]	¥ 0	¥ 0

[1]	The primary component of the retail portfolio segment is housing loans to individuals which obligor category is classified based on past due status. The trigger to reclassify obligors from normal obligors to watch obligors excluding special attention obligors is when the past due status is more than 30 days.
[2]	There were no significant revolving line of credit arrangements that converted to term loans during the fiscal year ended March 31, 2023 and 2024.
[3]	Corporate of foreign included ¥184 billion and ¥176 billion of lease receivables that were receivables arising from direct financing leasing at March 31, 2023 and 2024, respectively.